Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans Outstanding
Table 4.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include unearned income, net deferred loan fees or costs, and unamortized discounts and premiums. These amounts were less than 1% of our total loans outstanding at December 31, 2020, and December 31, 2019.
Outstanding balances exclude accrued interest receivable on loans, except for certain revolving loans, such as credit card loans.
During 2020, we reversed accrued interest receivable of $43 million for our commercial portfolio segment and $195 million for our consumer portfolio segment. See Note 7 (Premises, Equipment and Other Assets) for additional information on accrued interest receivable.

Table 4.1: Loans Outstanding

	December 31,
(in millions)	2020	2019	2018	2017	2016
Commercial:
Commercial and industrial	$318,805	354,125	350,199	333,125	330,840
Real estate mortgage	121,720	121,824	121,014	126,599	132,491
Real estate construction	21,805	19,939	22,496	24,279	23,916
Lease financing	16,087	19,831	19,696	19,385	19,289
Total commercial	478,417	515,719	513,405	503,388	506,536
Consumer:
Residential mortgage – first lien	276,674	293,847	285,065	284,054	275,579
Residential mortgage – junior lien	23,286	29,509	34,398	39,713	46,237
Credit card	36,664	41,013	39,025	37,976	36,700
Auto	48,187	47,873	45,069	53,371	62,286
Other consumer	24,409	34,304	36,148	38,268	40,266
Total consumer	409,220	446,546	439,705	453,382	461,068
Total loans	$887,637	962,265	953,110	956,770	967,604
Our non-U.S. loans are reported by respective class of financing receivable in the table above. Substantially all of our non-U.S. loan portfolio is commercial loans. Table 4.2 presents total non-U.S. commercial loans outstanding by class of financing receivable.

Table 4.2: Non-U.S. Commercial Loans Outstanding

	December 31,
(in millions)	2020	2019	2018	2017	2016
Non-U.S. commercial loans:
Commercial and industrial	$63,128	70,494	62,564	60,106	55,396
Real estate mortgage	7,278	7,004	6,731	8,033	8,541
Real estate construction	1,603	1,434	1,011	655	375
Lease financing	629	1,220	1,159	1,126	972
Total non-U.S. commercial loans	$72,638	80,152	71,465	69,920	65,284

Loans Purchases, Sales, and Transfers	Table 4.3 presents the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale. The table excludes loans for which we have elected the fair value option and government insured/guaranteed residential mortgage – first lien loans because their loan activity normally does not impact the ACL. In 2020, we sold $1.2 billion of residential mortgage – first lien loans for a gain of $751 million, which is included in other noninterest income on our consolidated statement of income. These whole loans were designated as residential LHFS in 2019. In connection with the announced sale of our student loan portfolio, we transferred $9.8 billion of student loans to LHFS in fourth quarter 2020.
Table 4.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2020			2019
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases	$1,310	6	1,316	2,028	3,126	5,154
Sales	(4,141)	(114)	(4,255)	(1,797)	(530)	(2,327)
Transfers to LHFS	(1,294)	(11,198)	(12,492)	(123)	(1,889)	(2,012)

Unfunded Credit Commitments
The contractual amount of our unfunded credit commitments, including unissued standby and commercial letters of credit, is summarized by portfolio segment and class of financing receivable in Table 4.4. The table excludes the issued standby and commercial letters of credit and temporary advance arrangements described above.
Table 4.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2020	Dec 31, 2019
Commercial:
Commercial and industrial	$378,167	346,991
Real estate mortgage	7,993	8,206
Real estate construction	15,650	17,729
Total commercial	401,810	372,926
Consumer:
Residential mortgage – first lien	31,530	34,391
Residential mortgage – junior lien	32,820	36,916
Credit card	121,096	114,933
Other consumer	49,179	25,898
Total consumer	234,625	212,138
Total unfunded credit commitments	$636,435	585,064

Allowance for Credit Losses for Loans
Table 4.5 presents the allowance for credit losses (ACL) for loans, which consists of the allowance for loan losses and the allowance for unfunded credit commitments. On January 1, 2020, we adopted CECL. Additional information regarding our adoption of CECL is included in Note 1 (Summary of Significant Accounting
Policies). The ACL for loans increased $9.3 billion from December 31, 2019, driven by a $10.6 billion increase in the ACL for loans during 2020 reflecting current and forecasted economic conditions due to the COVID-19 pandemic, partially offset by a $1.3 billion decrease as a result of adopting CECL.

Table 4.5: Allowance for Credit Losses for Loans

	Year ended December 31,
($ in millions)	2020	2019	2018	2017	2016
Balance, beginning of year	$10,456	10,707	11,960	12,540	12,512
Cumulative effect from change in accounting policies (1)	(1,337)	—	—	—	—
Allowance for purchased credit-deteriorated (PCD) loans (2)	8	—	—	—	—
Balance, beginning of year, adjusted	9,127	10,707	11,960	12,540	12,512
Provision for credit losses	14,005	2,687	1,744	2,528	3,770
Interest income on certain impaired loans (3)	(153)	(147)	(166)	(186)	(205)
Loan charge-offs:
Commercial:
Commercial and industrial	(1,440)	(802)	(727)	(789)	(1,419)
Real estate mortgage	(302)	(38)	(42)	(38)	(27)
Real estate construction	—	(1)	—	—	(1)
Lease financing	(107)	(70)	(70)	(45)	(41)
Total commercial	(1,849)	(911)	(839)	(872)	(1,488)
Consumer:
Residential mortgage – first lien	(90)	(129)	(179)	(240)	(452)
Residential mortgage – junior lien	(88)	(118)	(179)	(279)	(495)
Credit card	(1,504)	(1,714)	(1,599)	(1,481)	(1,259)
Auto	(536)	(647)	(947)	(1,002)	(845)
Other consumer	(458)	(674)	(685)	(713)	(708)
Total consumer	(2,676)	(3,282)	(3,589)	(3,715)	(3,759)
Total loan charge-offs	(4,525)	(4,193)	(4,428)	(4,587)	(5,247)
Loan recoveries:
Commercial:
Commercial and industrial	201	195	304	297	263
Real estate mortgage	19	32	70	82	116
Real estate construction	19	13	13	30	38
Lease financing	20	19	23	17	11
Total commercial	259	259	410	426	428
Consumer:
Residential mortgage – first lien	95	179	267	288	373
Residential mortgage – junior lien	143	184	219	266	266
Credit card	365	344	307	239	207
Auto	266	341	363	319	325
Other consumer	108	124	118	121	128
Total consumer	977	1,172	1,274	1,233	1,299
Total loan recoveries	1,236	1,431	1,684	1,659	1,727
Net loan charge-offs	(3,289)	(2,762)	(2,744)	(2,928)	(3,520)
Other	23	(29)	(87)	6	(17)
Balance, end of year	$19,713	10,456	10,707	11,960	12,540
Components:
Allowance for loan losses	$18,516	9,551	9,775	11,004	11,419
Allowance for unfunded credit commitments	1,197	905	932	956	1,121
Allowance for credit losses	$19,713	10,456	10,707	11,960	12,540
Net loan charge-offs as a percentage of average total loans	0.35%	0.29	0.29	0.31	0.37
Allowance for loan losses as a percentage of total loans	2.09	0.99	1.03	1.15	1.18
Allowance for credit losses for loans as a percentage of total loans	2.22	1.09	1.12	1.25	1.30
(1)Represents the overall decrease in our allowance for credit losses for loans as a result of our adoption of CECL on January 1, 2020.
(2)Represents the allowance estimated for PCI loans that automatically became PCD loans with the adoption of CECL. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(3)Loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.

Allowance for Credit Losses for Loans Activity by Portfolio Segment
Table 4.6 summarizes the activity in the ACL by our commercial and consumer portfolio segments.

Table 4.6: Allowance for Credit Losses for Loans Activity by Portfolio Segment

	Year ended December 31,
	2020			2019
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of year	$6,245	4,211	10,456	6,417	4,290	10,707
Cumulative effect from change in accounting policies (1)	(2,861)	1,524	(1,337)	—	—	—
Allowance for purchased credit-deteriorated (PCD) loans (2)	—	8	8	—	—	—
Balance, beginning of year, adjusted	3,384	5,743	9,127	6,417	4,290	10,707
Provision for credit losses	9,770	4,235	14,005	518	2,169	2,687
Interest income on certain impaired loans (3)	(61)	(92)	(153)	(46)	(101)	(147)
Loan charge-offs	(1,849)	(2,676)	(4,525)	(911)	(3,282)	(4,193)
Loan recoveries	259	977	1,236	259	1,172	1,431
Net loan charge-offs	(1,590)	(1,699)	(3,289)	(652)	(2,110)	(2,762)
Other	13	10	23	8	(37)	(29)
Balance, end of year	$11,516	8,197	19,713	6,245	4,211	10,456
(1)Represents the overall decrease in our allowance for credit losses for loans as a result of our adoption of CECL on January 1, 2020.
(2)Represents the allowance estimated for PCI loans that automatically became PCD loans with the adoption of CECL. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(3)Loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.

Allowance for Credit Losses for Loans by Impairment Methodology
Table 4.7 disaggregates our ACL and recorded investment in loans by impairment methodology. This information is no longer relevant after December 31, 2019 given our adoption of CECL on January 1, 2020, which has a single impairment model.

Table 4.7: Allowance for Credit Losses for Loans by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
December 31, 2019
Collectively evaluated (1)	$5,778	3,364	9,142	512,586	436,081	948,667
Individually evaluated (2)	467	847	1,314	3,133	9,897	13,030
PCI (3)	—	—	—	—	568	568
Total	$6,245	4,211	10,456	515,719	446,546	962,265
(1)Represents non-impaired loans evaluated collectively for impairment.
(2)Represents impaired loans evaluated individually for impairment.
(3)Represents the allowance for loan losses and related loan carrying value for PCI loans.

Commercial Loan Categories by Risk Categories and Vintage	Table 4.8 provides the outstanding balances of our commercial loan portfolio by risk category. In connection with our adoption of CECL, credit quality information is provided with the year of origination for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified in a TDR. At December 31, 2020, we had $445.6 billion and $32.8 billion of pass and criticized commercial loans, respectively.
Table 4.8: Commercial Loan Categories by Risk Categories and Vintage (1)

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2020	2019	2018	2017	2016	Prior
December 31, 2020
Commercial and industrial
Pass	$56,915	34,040	15,936	7,274	4,048	4,738	177,107	997	301,055
Criticized	1,404	1,327	1,357	972	672	333	11,534	151	17,750
Total commercial and industrial	58,319	35,367	17,293	8,246	4,720	5,071	188,641	1,148	318,805
Real estate mortgage
Pass	22,444	26,114	18,679	11,113	11,582	14,663	5,152	6	109,753
Criticized	2,133	2,544	1,817	1,287	1,625	2,082	479	—	11,967
Total real estate mortgage	24,577	28,658	20,496	12,400	13,207	16,745	5,631	6	121,720
Real estate construction
Pass	5,242	6,574	4,771	1,736	477	235	1,212	3	20,250
Criticized	449	452	527	4	113	10	—	—	1,555
Total real estate construction	5,691	7,026	5,298	1,740	590	245	1,212	3	21,805
Lease financing
Pass	3,970	3,851	2,176	1,464	1,199	1,924	—	—	14,584
Criticized	308	433	372	197	108	85	—	—	1,503
Total lease financing	4,278	4,284	2,548	1,661	1,307	2,009	—	—	16,087
Total commercial loans	$92,865	75,335	45,635	24,047	19,824	24,070	195,484	1,157	478,417
					Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2019
By risk category:
Pass					$338,740	118,054	19,752	18,655	495,201
Criticized					15,385	3,770	187	1,176	20,518
Total commercial loans					$354,125	121,824	19,939	19,831	515,719
(1)Disclosure is not comparative due to our adoption of CECL on January 1, 2020. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Commercial Loan Categories by Delinquency Status
Table 4.9 provides past due information for commercial loans, which we monitor as part of our credit risk management practices; however, delinquency is not a primary credit quality indicator for commercial loans. Payment deferral activities instituted in response to the COVID-19 pandemic could continue to delay the recognition of delinquencies for customers who otherwise would have moved into past due status.

Table 4.9: Commercial Loan Categories by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2020
By delinquency status:
Current-29 days past due (DPD) and still accruing	$315,493	119,561	21,532	15,595	472,181
30-89 DPD and still accruing	575	347	224	233	1,379
90+ DPD and still accruing	39	38	1	—	78
Nonaccrual loans	2,698	1,774	48	259	4,779
Total commercial loans	$318,805	121,720	21,805	16,087	478,417
December 31, 2019
By delinquency status:
Current-29 DPD and still accruing	$352,110	120,967	19,845	19,484	512,406
30-89 DPD and still accruing	423	253	53	252	981
90+ DPD and still accruing	47	31	—	—	78
Nonaccrual loans	1,545	573	41	95	2,254
Total commercial loans	$354,125	121,824	19,939	19,831	515,719

Consumer Loan Categories by Delinquency Status and Vintage	Table 4.10 provides the outstanding balances of our consumer loan portfolio by delinquency status. Payment deferral activities instituted in response to the COVID-19 pandemic could continue to delay the recognition of delinquencies for customers who otherwise would have moved into past due status.In connection with our adoption of CECL, credit quality information is provided with the year of origination for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified in a TDR. The revolving loans converted to term loans in the credit card loan category represent credit card loans with modified terms that require payment over a specific term.
Table 4.10: Consumer Loan Categories by Delinquency Status and Vintage (1)

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2020	2019	2018	2017	2016	Prior			Total
December 31, 2020
Residential mortgage – first lien
By delinquency status:
Current-29 DPD	$53,298	43,297	14,761	24,619	30,533	67,960	6,762	1,719	242,949
30-59 DPD	111	76	36	67	79	750	52	66	1,237
60-89 DPD	88	10	6	12	13	305	56	68	558
90-119 DPD	232	11	5	8	7	197	26	33	519
120-179 DPD	3	4	1	3	5	151	17	29	213
180+ DPD	3	1	4	11	15	758	21	145	958
Government insured/guaranteed loans (2)	215	639	904	1,076	2,367	25,039	—	—	30,240
Total residential mortgage – first lien	53,950	44,038	15,717	25,796	33,019	95,160	6,934	2,060	276,674
Residential mortgage – junior lien
By delinquency status:
Current-29 DPD	22	39	39	37	31	1,115	15,366	5,434	22,083
30-59 DPD	—	—	1	1	—	22	113	160	297
60-89 DPD	—	—	1	—	—	11	154	271	437
90-119 DPD	—	—	—	1	—	7	45	84	137
120-179 DPD	—	—	—	—	—	9	36	77	122
180+ DPD	—	—	—	—	1	25	29	155	210
Total residential mortgage – junior lien	22	39	41	39	32	1,189	15,743	6,181	23,286
Credit cards
By delinquency status:
Current-29 DPD	—	—	—	—	—	—	35,612	255	35,867
30-59 DPD	—	—	—	—	—	—	243	12	255
60-89 DPD	—	—	—	—	—	—	167	10	177
90-119 DPD	—	—	—	—	—	—	144	10	154
120-179 DPD	—	—	—	—	—	—	208	3	211
180+ DPD	—	—	—	—	—	—	—	—	—
Total credit cards	—	—	—	—	—	—	36,374	290	36,664
Auto
By delinquency status:
Current-29 DPD	19,625	14,561	6,307	3,459	2,603	697	—	—	47,252
30-59 DPD	120	183	114	80	107	46	—	—	650
60-89 DPD	32	60	36	25	35	16	—	—	204
90-119 DPD	13	26	14	9	12	6	—	—	80
120-179 DPD	—	1	—	—	—	—	—	—	1
180+ DPD	—	—	—	—	—	—	—	—	—
Total auto	19,790	14,831	6,471	3,573	2,757	765	—	—	48,187
Other consumer
By delinquency status:
Current-29 DPD	1,406	1,383	577	261	59	193	20,246	162	24,287
30-59 DPD	2	7	5	2	1	3	19	10	49
60-89 DPD	1	5	3	1	1	1	10	6	28
90-119 DPD	1	4	2	1	—	1	8	3	20
120-179 DPD	—	—	—	—	—	—	10	4	14
180+ DPD	—	—	—	—	—	2	3	6	11
Total other consumer	1,410	1,399	587	265	61	200	20,296	191	24,409
Total consumer loans	$75,172	60,307	22,816	29,673	35,869	97,314	79,347	8,722	409,220

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	Residential mortgage – first lien	Residential mortgage – junior lien	Credit card	Auto	Other consumer	Total
December 31, 2019
By delinquency status:
Current-29 DPD	$279,722	28,870	39,935	46,650	33,981	429,158
30-59 DPD	1,136	216	311	882	140	2,685
60-89 DPD	404	115	221	263	81	1,084
90-119 DPD	197	69	202	77	74	619
120-179 DPD	160	71	343	1	18	593
180+ DPD	503	155	1	—	10	669
Government insured/guaranteed loans (2)	11,170	—	—	—	—	11,170
Total consumer loans (excluding PCI)	293,292	29,496	41,013	47,873	34,304	445,978
Total consumer PCI loans (carrying value) (3)	555	13	—	—	—	568
Total consumer loans	$293,847	29,509	41,013	47,873	34,304	446,546
(1)Disclosure is not comparative due to our adoption of CECL on January 1, 2020. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Represents loans whose repayments are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $11.1 billion and $6.4 billion at December 31, 2020 and 2019, respectively.
(3)26% of the adjusted unpaid principal balance for consumer PCI loans was 30+ DPD at December 31, 2019.

Consumer Loan Categories by FICO and Vintage	Table 4.11 provides the outstanding balances of our consumer loan portfolio by FICO score. Substantially all of the scored consumer portfolio has an updated FICO score of 680 and above, reflecting a strong current borrower credit profile. FICO scores are not available for certain loan types or may not be required if we deem it unnecessary due to strong collateral and other borrower attributes. Loans not requiring a FICO score totaled $13.2 billion and $9.1 billion at December 31, 2020 and 2019, respectively. Substantially all loans not requiring a FICO score are securities-based loans originated through retail brokerage.
Table 4.11: Consumer Loan Categories by FICO and Vintage (1)

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2020	2019	2018	2017	2016	Prior			Total
December 31, 2020
By FICO:
Residential mortgage – first lien
800+	$29,365	28,652	9,911	17,416	22,215	40,440	3,391	493	151,883
760-799	17,154	9,866	2,908	4,380	4,955	10,843	1,361	274	51,741
720-759	5,274	3,290	1,189	1,829	2,106	7,001	879	265	21,833
680-719	1,361	1,084	490	678	831	4,403	520	221	9,588
640-679	376	287	148	192	226	2,385	241	154	4,009
600-639	55	56	44	56	92	1,429	127	106	1,965
< 600	14	29	36	44	66	1,789	162	175	2,315
No FICO available	136	135	87	125	161	1,831	253	372	3,100
Government insured/guaranteed loans (2)	215	639	904	1,076	2,367	25,039	—	—	30,240
Total residential mortgage – first lien	53,950	44,038	15,717	25,796	33,019	95,160	6,934	2,060	276,674
Residential mortgage – junior lien
800+	—	—	—	—	—	293	7,973	1,819	10,085
760-799	—	—	—	—	—	177	3,005	1,032	4,214
720-759	—	—	—	—	—	207	2,093	1,034	3,334
680-719	—	—	—	—	—	183	1,233	854	2,270
640-679	—	—	—	—	—	103	503	493	1,099
600-639	—	—	—	—	—	67	241	299	607
< 600	—	—	—	—	—	76	254	374	704
No FICO available	22	39	41	39	32	83	441	276	973
Total residential mortgage – junior lien	22	39	41	39	32	1,189	15,743	6,181	23,286
Credit card
800+	—	—	—	—	—	—	3,860	1	3,861
760-799	—	—	—	—	—	—	5,438	7	5,445
720-759	—	—	—	—	—	—	7,897	29	7,926
680-719	—	—	—	—	—	—	8,854	60	8,914
640-679	—	—	—	—	—	—	5,657	64	5,721
600-639	—	—	—	—	—	—	2,242	46	2,288
< 600	—	—	—	—	—	—	2,416	82	2,498
No FICO available	—	—	—	—	—	—	10	1	11
Total credit card	—	—	—	—	—	—	36,374	290	36,664
Auto
800+	2,875	2,606	1,211	731	452	104	—	—	7,979
760-799	3,036	2,662	1,122	579	349	81	—	—	7,829
720-759	3,162	2,514	1,095	576	395	98	—	—	7,840
680-719	3,534	2,542	1,066	545	400	105	—	—	8,192
640-679	3,381	1,948	763	395	334	94	—	—	6,915
600-639	2,208	1,165	479	274	276	87	—	—	4,489
< 600	1,581	1,357	730	463	533	186	—	—	4,850
No FICO available	13	37	5	10	18	10	—	—	93
Total auto	19,790	14,831	6,471	3,573	2,757	765	—	—	48,187
Other consumer
800+	353	287	94	35	10	71	2,249	21	3,120
760-799	342	279	93	29	10	34	1,110	16	1,913
720-759	262	258	107	35	11	30	915	26	1,644
680-719	156	213	99	36	11	24	798	31	1,368
640-679	71	112	59	21	7	10	415	23	718
600-639	18	36	22	9	4	8	151	13	261
< 600	13	41	30	12	5	7	161	18	287
No FICO available	195	173	83	88	3	16	1,248	43	1,849
FICO not required	—	—	—	—	—	—	13,249	—	13,249
Total other consumer	1,410	1,399	587	265	61	200	20,296	191	24,409
Total consumer loans	$75,172	60,307	22,816	29,673	35,869	97,314	79,347	8,722	409,220

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	Residential mortgage – first lien	Residential mortgage – junior lien	Credit card	Auto	Other consumer	Total
December 31, 2019
By FICO:
800+	$165,460	11,851	4,037	7,900	7,585	196,833
760-799	61,559	5,483	5,648	7,624	4,915	85,229
720-759	27,879	4,407	8,376	7,839	4,097	52,598
680-719	12,844	3,192	9,732	7,871	3,212	36,851
640-679	5,068	1,499	6,626	6,324	1,730	21,247
600-639	2,392	782	2,853	4,230	670	10,927
< 600	3,264	1,164	3,373	6,041	704	14,546
No FICO available	3,656	1,118	368	44	2,316	7,502
FICO not required	—	—	—	—	9,075	9,075
Government insured/guaranteed loans (2)	11,170	—	—	—	—	11,170
Total consumer loans (excluding PCI)	293,292	29,496	41,013	47,873	34,304	445,978
Total consumer PCI loans (carrying value) (3)	555	13	—	—	—	568
Total consumer loans	$293,847	29,509	41,013	47,873	34,304	446,546
(1)Disclosure is not comparative due to our adoption of CECL on January 1, 2020. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.
(3)41% of the adjusted unpaid principal balance for consumer PCI loans had FICO scores less than 680 and 19% where no FICO was available to us at December 31, 2019.

Consumer Loan Categories by LTV/CLTV and Vintage	Table 4.12 shows the most updated LTV and CLTV distribution of the residential mortgage – first lien and residential mortgage – junior lien loan portfolios. We consider the trends in residential real estate markets as we monitor credit risk and establish our ACL. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV due to industry data availability and portfolios acquired from or serviced by other institutions.
Table 4.12: Consumer Loan Categories by LTV/CLTV and Vintage (1)

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2020	2019	2018	2017	2016	Prior			Total
December 31, 2020
Residential mortgage – first lien
By LTV:
0-60%	$16,582	15,449	6,065	13,190	21,097	59,291	4,971	1,587	138,232
60.01-80%	34,639	24,736	7,724	10,745	8,970	9,333	1,323	326	97,796
80.01-100%	2,332	2,975	900	654	441	1,003	425	100	8,830
100.01-120% (2)	41	106	45	40	41	168	117	26	584
> 120% (2)	31	41	16	19	16	78	44	8	253
No LTV available	110	92	63	72	87	248	54	13	739
Government insured/guaranteed loans (3)	215	639	904	1,076	2,367	25,039	—	—	30,240
Total residential mortgage – first lien	53,950	44,038	15,717	25,796	33,019	95,160	6,934	2,060	276,674
Residential mortgage – junior lien
By CLTV:
0-60%	—	—	—	—	—	548	8,626	3,742	12,916
60.01-80%	—	—	—	—	—	335	5,081	1,554	6,970
80.01-100%	—	—	—	—	—	187	1,507	641	2,335
100.01-120% (2)	—	—	—	—	—	59	376	156	591
> 120% (2)	—	—	—	—	—	15	128	50	193
No CLTV available	22	39	41	39	32	45	25	38	281
Total residential mortgage – junior lien	22	39	41	39	32	1,189	15,743	6,181	23,286
Total	$53,972	44,077	15,758	25,835	33,051	96,349	22,677	8,241	299,960
December 31, 2019							Residential mortgage – first lien by LTV	Residential mortgage – junior lien by CLTV	Total
By LTV/CLTV:
0-60%							$151,478	14,603	166,081
60.01-80%							114,795	9,663	124,458
80.01-100%							13,867	3,574	17,441
100.01-120% (2)							860	978	1,838
> 120% (2)							338	336	674
No LTV/CLTV available							784	342	1,126
Government insured/guaranteed loans (3)							11,170	—	11,170
Total consumer loans (excluding PCI)							293,292	29,496	322,788
Total consumer PCI loans (carrying value) (4)							555	13	568
Total consumer loans							$293,847	29,509	323,356
(1)Disclosure is not comparative due to our adoption of CECL on January 1, 2020. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.
(3)Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.
(4)9% of the adjusted unpaid principal balance for consumer PCI loans have LTV/CLTV amounts greater than 80% at December 31, 2019.

Nonaccrual Loans	Table 4.13 provides loans on nonaccrual status. In connection with our adoption of CECL, nonaccrual loans may have an ACL or a negative allowance for credit losses from expected recoveries of amounts previously written off. Payment deferral activities instituted in response to the COVID-19 pandemic could continue to delay the recognition of delinquencies for customers who otherwise would have moved into nonaccrual status.
Table 4.13: Nonaccrual Loans (1)

	Amortized cost		Year ended December 31, 2020
(in millions)	Nonaccrual loans	Nonaccrual loans without related allowance for credit losses (2)	Recognized interest income
December 31, 2020
Commercial:
Commercial and industrial	$2,698	382	78
Real estate mortgage	1,774	93	31
Real estate construction	48	15	6
Lease financing	259	16	—
Total commercial	4,779	506	115
Consumer:
Residential mortgage- first lien	2,957	1,908	151
Residential mortgage- junior lien	754	461	52
Auto	202	—	20
Other consumer	36	—	3
Total consumer	3,949	2,369	226
Total nonaccrual loans	$8,728	2,875	341
December 31, 2019 (1)
Commercial:
Commercial and industrial	$1,545
Real estate mortgage	573
Real estate construction	41
Lease financing	95
Total commercial	2,254
Consumer:
Residential mortgage- first lien	2,150
Residential mortgage- junior lien	796
Auto	106
Other consumer	40
Total consumer	3,092
Total nonaccrual loans (excluding PCI)	$5,346
(1)Disclosure is not comparative due to our adoption of CECL on January 1, 2020. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Nonaccrual loans may not have an allowance for credit losses if the loss expectations are zero given solid collateral value.

Loans 90 days or More Past Due and Still Accruing	Table 4.14 shows loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.
Table 4.14: Loans 90 Days or More Past Due and Still Accruing

(in millions)	Dec 31, 2020	Dec 31, 2019
Total:	$7,041	7,285
Less: FHA insured/VA guaranteed (1)	6,351	6,352
Total, not government insured/guaranteed	$690	933
By segment and class, not government insured/guaranteed:
Commercial:
Commercial and industrial	$39	47
Real estate mortgage	38	31
Real estate construction	1	—
Total commercial	78	78
Consumer:
Residential mortgage – first lien	135	112
Residential mortgage – junior lien	19	32
Credit card	365	546
Auto	65	78
Other consumer	28	87
Total consumer	612	855
Total, not government insured/guaranteed	$690	933
(1)Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Impaired Loans Summary	Table 4.15 summarizes key information for impaired loans. Our impaired loans at December 31, 2019, predominantly included loans on nonaccrual status in the commercial portfolio segment and loans modified in a TDR, whether on accrual or nonaccrual status. Impaired loans generally had estimated losses which are included in the ACL for loans. We did have impaired loans with no ACL for loans when the loss content has been previously recognized through charge-offs, such as collateral dependent loans, or when loans are currently performing in accordance with their terms and no loss has been estimated. Impaired loans excluded PCI loans and loans that had been fully charged off or otherwise had zero recorded investment. Table 4.15 included trial modifications that totaled $115 million at December 31, 2019.
Table 4.15: Impaired Loans Summary

		Recorded investment
(in millions)	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Related allowance for credit losses
December 31, 2019
Commercial:
Commercial and industrial	$2,792	2,003	1,903	311
Real estate mortgage	1,137	974	803	110
Real estate construction	81	51	41	11
Lease financing	131	105	105	35
Total commercial	4,141	3,133	2,852	467
Consumer:
Residential mortgage – first lien	8,107	7,674	4,433	437
Residential mortgage – junior lien	1,586	1,451	925	144
Credit card	520	520	520	209
Auto	138	81	42	8
Other consumer	178	171	155	49
Total consumer (1)	10,529	9,897	6,075	847
Total impaired loans (excluding PCI)	$14,670	13,030	8,927	1,314
(1)Includes the recorded investment of $1.2 billion at December 31, 2019 of government insured/guaranteed loans that are predominantly insured by the FHA or guaranteed by the VA and generally do not have an ACL. Impaired loans may also have limited, if any, ACL when the recorded investment of the loan approximates estimated net realizable value as a result of charge-offs prior to a TDR modification.

Average Recorded Investment in Impaired Loans
Table 4.16 provides the average recorded investment in impaired loans and the amount of interest income recognized on impaired loans by portfolio segment and class.

Table 4.16: Average Recorded Investment in Impaired Loans

	Year ended December 31,
	2019		2018
(in millions)	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income
Commercial:
Commercial and industrial	2,150	129	2,287	173
Real estate mortgage	1,067	59	1,193	89
Real estate construction	52	6	60	7
Lease financing	93	1	125	1
Total commercial	3,362	195	3,665	270
Consumer:
Residential mortgage – first lien	9,031	506	11,522	664
Residential mortgage – junior lien	1,586	99	1,804	116
Credit card	488	64	407	50
Auto	84	12	86	11
Other consumer	162	13	142	10
Total consumer	11,351	694	13,961	851
Total impaired loans (excluding PCI)	14,713	889	17,626	1,121

Interest income:
Cash basis of accounting	241	338
Other (1)	648	783
Total interest income	889	1,121
(1)Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an ACL calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans.

TDR Modifications	Table 4.17 summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and are paid off or written-off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 4.17: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
(in millions)	Principal (2)	Interest rate reduction	Other concessions (3)	Total	Charge-offs (4)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (5)
Year ended December 31, 2020
Commercial:
Commercial and industrial	$24	47	2,971	3,042	162	0.74%	$48
Real estate mortgage	—	34	677	711	5	1.00	34
Real estate construction	10	1	7	18	—	4.29	1
Lease financing	—	—	1	1	—	—	—
Total commercial	34	82	3,656	3,772	167	0.90	83
Consumer:
Residential mortgage – first lien	41	14	4,115	4,170	4	1.76	39
Residential mortgage – junior lien	4	11	117	132	3	2.45	12
Credit card	—	272	—	272	—	14.12	272
Auto	4	6	166	176	93	4.65	6
Other consumer	—	23	34	57	1	8.28	23
Trial modifications (6)	—	—	3	3	—	—	—
Total consumer	49	326	4,435	4,810	101	11.80	352
Total	$83	408	8,091	8,582	268	9.73%	$435
Year ended December 31, 2019
Commercial:
Commercial and industrial	$13	90	1,286	1,389	104	0.40%	$90
Real estate mortgage	—	38	417	455	—	0.69	38
Real estate construction	13	1	32	46	—	1.00	1
Lease financing	—	—	2	2	—	—	—
Total commercial	26	129	1,737	1,892	104	0.49	129
Consumer:
Residential mortgage – first lien	110	13	868	991	2	2.04	68
Residential mortgage – junior lien	5	37	82	124	3	2.35	39
Credit card	—	376	—	376	—	12.91	376
Auto	8	9	51	68	29	4.86	9
Other consumer	1	51	7	59	—	8.07	52
Trial modifications (6)	—	—	13	13	—	—	—
Total consumer	124	486	1,021	1,631	34	10.19	544
Total	$150	615	2,758	3,523	138	8.33%	$673
Year ended December 31, 2018
Commercial:
Commercial and industrial	$13	29	2,310	2,352	58	1.18%	$29
Real estate mortgage	—	44	375	419	—	0.88	44
Real estate construction	—	—	25	25	—	—	—
Lease financing	—	—	63	63	—	—	—
Total commercial	13	73	2,773	2,859	58	1.00	73
Consumer:
Residential mortgage – first lien	209	26	1,042	1,277	4	2.25	119
Residential mortgage – junior lien	7	41	113	161	5	2.14	45
Credit card	—	336	—	336	—	12.54	336
Auto	13	16	55	84	30	6.21	16
Other consumer	—	49	12	61	—	7.95	49
Trial modifications (6)	—	—	8	8	—	—	—
Total consumer	229	468	1,230	1,927	39	8.96	565
Total	$242	541	4,003	4,786	97	8.06%	$638
(1)Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $1.5 billion, $1.1 billion and $1.9 billion, for the years ended December 31, 2020, 2019 and 2018, respectively.
(2)Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.
(3)Other concessions include loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.
(4)Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in deferring or legally forgiving principal (actual or contingent) of $49 million, $24 million and $28 million for the years ended December 31, 2020, 2019 and 2018, respectively.
(5)Recorded investment related to interest rate reduction reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.
(6)Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Defaulted TDRs
Table 4.18 summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted
TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

Table 4.18: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2020	2019	2018
Commercial:
Commercial and industrial	$677	111	198
Real estate mortgage	128	48	76
Real estate construction	—	17	36
Lease financing	1	—	—
Total commercial	806	176	310
Consumer:
Residential mortgage – first lien	34	41	60
Residential mortgage – junior lien	12	13	14
Credit card	72	88	79
Auto	32	12	14
Other consumer	5	8	6
Total consumer	155	162	173
Total	$961	338	483